Financial instruments and risk management (Details Narrative)	Feb. 28, 2022	Aug. 31, 2021
One customer [Member]
IfrsStatementLineItems [Line Items]
Revenue credit risk, percent	69.00%	58.00%
One customer [Member] | Accounts receivable [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets		0.10
One customer [Member] | Accounts and other receivable [Member]
IfrsStatementLineItems [Line Items]
Significant unobservable input, assets	0.13